Short-term investments - Summary of Short-term investments classification (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 30,000	$ 4,708	¥ 80,000
Fair value	¥ 30,000	$ 4,708	¥ 80,000